12. Regulatory Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Total capital (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 131,991	$ 129,203
Actual, ratio	16.12%	16.63%
For Capital Adequacy Purposes, amount	$ 65,508	$ 62,137
For Capital Adequacy Purposes, ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 0	$ 0
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	0.00%	0.00%
Total capital (to Risk-Weighted Assets) | Bank
Actual, amount	$ 129,035	$ 124,910
Actual, ratio	15.78%	16.11%
For Capital Adequacy Purposes, amount	$ 65,426	$ 62,026
For Capital Adequacy Purposes, ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 81,782	$ 77,532
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	10.00%	10.00%
Tier 1 Capital (to Risk- Weighted Assets) | Consolidated
Actual, amount	$ 124,441	$ 119,354
Actual, ratio	15.20%	15.37%
For Capital Adequacy Purposes, amount	$ 49,131	$ 46,603
For Capital Adequacy Purposes, ratio	6.00%	6.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 0	$ 0
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	0.00%	0.00%
Tier 1 Capital (to Risk- Weighted Assets) | Bank
Actual, amount	$ 121,485	$ 115,160
Actual, ratio	14.85%	14.85%
For Capital Adequacy Purposes, amount	$ 49,069	$ 46,519
For Capital Adequacy Purposes, ratio	6.00%	6.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 65,426	$ 62,026
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	8.00%	8.00%
Tier 1 Capital (Average Assets) | Consolidated
Actual, amount	$ 124,441	$ 119,354
Actual, ratio	11.19%	11.44%
For Capital Adequacy Purposes, amount	$ 44,488	$ 41,743
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 0	$ 0
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	0.00%	0.00%
Tier 1 Capital (Average Assets) | Bank
Actual, amount	$ 121,485	$ 115,160
Actual, ratio	10.88%	11.03%
For Capital Adequacy Purposes, amount	$ 44,677	$ 41,776
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 55,846	$ 52,220
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	5.00%	5.00%
Common Equity Tier 1 (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 104,441	$ 99,354
Actual, ratio	12.75%	12.79%
For Capital Adequacy Purposes, amount	$ 36,848	$ 34,952
For Capital Adequacy Purposes, ratio	4.50%	4.50%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 0	$ 0
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	0.00%	0.00%
Common Equity Tier 1 (to Risk-Weighted Assets) | Bank
Actual, amount	$ 121,485	$ 115,160
Actual, ratio	14.85%	14.85%
For Capital Adequacy Purposes, amount	$ 36,802	$ 34,890
For Capital Adequacy Purposes, ratio	4.50%	4.50%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 53,158	$ 50,396
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	6.50%	6.50%